EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Statutory Surplus Reserve Activity [Table Text Block]
For the years ended December 31, 2016, 2015, and 2014, statutory surplus reserve activity was as follows:

	December 31,
	2016	2015	2014

Balance – beginning of year	$76,260	$76,260	$76,260
Addition to statutory reserves	-	-	-
Deduction to statutory reserves	(76,260)	-	-
Balance – end of year	$-	$76,260	$76,260

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Company valued the stock options using the Black-Scholes model with the following assumptions:

				Grant Date
Expected	Expected	Dividend	Risk Free	Fair Value
Terms (years)	Volatility	Yield	Interest Rate	Per share
5-5.75	126%-228%	0%	0.73%-1.65%	$1.22-$5.15

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
The following is a summary of the option activity:

Stock options	Shares	Weighted average exercise price	Aggregate intrinsic value
Outstanding as of December 31, 2014	408,000	$2.89	$-
Granted	349,000
Forfeited	(12,000)
Exercised	(25,000)
Outstanding as of December 31, 2015	720,000	$2.36	$-
Granted	580,867
Forfeited	(56,000)
Exercised	(7,000)
Outstanding as of December 31, 2016	1,237,867	$2.17	$-

Schedule of Share-based Compensation Shares Authorized Under Stock Option Plans by Exercise Price Range [Table Text Block]
Following is a summary of the status of options outstanding and exercisable at December 31, 2016:

Outstanding options			Exercisable options
Average exercise price	Number	Average remaining contractual life(years)	Average exercise price	Number	Average remaining contractual life(years)
$1.45	128,000	-	$1.45	128,000	-

$2.3	94,000	1.77	$2.3	56,400	1.77

$5.31	131,000	2.64	$5.31	52,400	2.64

$1.64	324,000	0.60	$1.64	162,000	0.60

$1.88	560,867	1.22	$1.88	-	1.22